Material accounting policies (Details Narrative) - Forekast limited [member]	12 Months Ended
Dec. 31, 2024
Office equipement furniture and fittings [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Useful lives of property plant and equipment	4 years
Office equipement furniture and fittings [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Useful lives of property plant and equipment	10 years
Renovation [member]
IfrsStatementLineItems [Line Items]
Useful lives of property plant and equipment	10 years
System design and development [member]
IfrsStatementLineItems [Line Items]
Useful lives of property plant and equipment	10 years